6. Cash and cash equivalents (Details 1) - BRL (R$) R$ in Millions		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Cash and cash equivalents		R$ 7,954	R$ 4,369	R$ 3,792
Cash and banks - Brazil
Statement Line Items [Line Items]
Cash and cash equivalents		249	406
Cash And Banks - Abroad [Member]
Statement Line Items [Line Items]
Cash and cash equivalents	[1]	3,109	80
Short-Term Investments - Brazil [Member]
Statement Line Items [Line Items]
Cash and cash equivalents	[2]	4,471	R$ 3,883
Short-term investments - Abroad
Statement Line Items [Line Items]
Cash and cash equivalents	[3]	R$ 125

[1]	As of December 31, 2019, refers to (i) funds from the Exito Group acquired on November 27, 2019 according to note n13, of which R$73 are denominated in Argentina pesos, R$254 are denominated in Uruguayan pesos and R$2,698 in Colombian pesos; (ii) In 2019 and 2018 it includes R$80 deposited in the United States of America in US Dollars
[2]	Refers substantially to highly liquid investments bearing interest at a weighted average rate of 89.94% (85.78% on December 31, 2018) of the Brazilian Interbank Deposit Certificate ("CDI"), maturing in 90 days or less and which are subject to an insignificant change in value.
[3]	Refers to funds invested abroad, of which R$20 are denominated in in Argentinian pesos, R$4 are denominated in Uruguayan pesos and R$101 are denominated in Colombia pesos, as a result of the acquisition of Exito, to according note 13, maturing in 90 days or less and which are subject to an insignificant change in value